Note 31 - Fees Paid to the Company's Principal Accountant	12 Months Ended
Dec. 31, 2021
Additional information [abstract]
Note 31 - Fees Paid to the Company's Principal Accountant

31               Fees paid to the Company's principal accountant

Total fees accrued for professional services rendered by PwC Network firms to Tenaris S.A. and its subsidiaries are detailed as follows:

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2021	2020	2019
Audit fees	3,804	3,781	3,846
Audit-related fees	220	134	50
Tax fees	-	102	7
All other fees	5	-	1
Total	4,029	4,017	3,904